[AIM LOGO APPEARS HERE]           Dear Shareholder:
--Registered Trademark

              [PHOTO OF           We are pleased to send you this report on the
LETTER        Bob Graham          Cash Management Class of Short-Term Investment
TO OUR       APPEARS HERE]        Co.'s Liquid Assets Portfolio for the fiscal
SHAREHOLDERS                      year ended August 31, 2001. Persistent
               earnings woes among many companies continued to plague equity markets. The sluggish conditions of the slow to no-growth U.S. economy have carried into the third quarter, and the pace of the contraction is accelerating to a point where all markets are vulnerable to the economic crisis.
                 After spending much of 1999 and 2000 battling a perceived
               inflation threat by raising interest rates, the Federal Reserve Board (the Fed) suddenly found itself battling the very real threat of economic recession in 2001. In its most aggressive easing posture during the Greenspan era, the Fed lowered short-term interest rates seven times year-to-date, cutting the key federal funds rate (the rate banks charge one another for overnight loans) from 6.50% to 3.50%--its lowest level in seven years.
                 Thus far the Fed's rate cuts have done little to stimulate the lackluster U.S. economy because such moves traditionally take at least six months to trickle down to the marketplace. The Fed's previous rate hikes, implemented to slow the country's growth rate, did just that. Economic growth fell from an annual rate of 8.0% in the first quarter of 2000 to 1.0% in the fourth quarter and increased only slightly in the first and second quarters of 2001.
                 Continued volatility in equity markets and mixed economic news drove many investors to move money from the stock market into fixed-income markets, particularly money markets. Such increased demand helped drive down yields on shorter-term issues, which facilitated a reversal of the inverted Treasury yield curve.
                 After largely flattening at the beginning of 2001, by the end of the reporting period the yield curve had returned to its traditional shape, meaning that yields on short-term issues had fallen below those of longer-term issues. The yield on cash in the form of three-month Treasury bills fell the most dramatically, starting the fiscal year at 6.25% and ending it at 3.54%. The 30-year Treasury bond saw much less movement, with its yield falling from 5.74% to 5.51% during the past 12 months.

               YIELDS AS OF 8/31/01
                                                      AVERAGE          SEVEN-DAY
                                                    MONTHLY YIELD        YIELD
               Liquid Assets Portfolio                  3.65%             3.57%
               Cash Management Class

               IBC Money Fund Averages(TM)              3.41%             3.33%
               First-Tier Institutions Only

               IBC Money Fund Averages(TM)              3.35%             3.28%
               Total Institutions Only

               FUND PROVIDES HAVEN DURING UNCERTAINTY

               Amidst an uncertain and volatile market environment, the fund continued to provide attractive income and safety of principal. The fund's weighted average maturity (WAM) remained in the 31-day to 52-day range during the 12 months ended August 31, 2001. As of the end of the reporting period, the WAM stood at 48 days, and seven-day yield for the Cash Management Class was 3.57%. Total net assets in the Cash Management Class stood at $5.5 billion. Had the advisor and the distributor not waived fees performance would have been lower.

                                                                     (continued)

                 The portfolio continues to hold the highest credit-quality ratings given by three widely known credit-rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from Fitch IBCA. These historical ratings are based on an analysis of the portfolio's credit quality, composition, management and weekly portfolio reviews. AIM is the largest multi-fund complex to have all its institutional money market portfolios given the highest rating by three nationally recognized ratings agencies, according to IBC Financial Data, Inc.
                 The Liquid Assets Portfolio invests solely in securities rated
               "first-tier" as defined in Rule 2a-7 under the Investment Company Act of 1940. Its objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity. Using a modified barbell maturity structure, portfolio management emphasizes superior credit quality in buying money market securities such as commercial paper and selected repurchase agreement securities. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money investing in the fund.

               MARKET TURMOIL LIKELY TO CONTINUE

               It's hard to predict with any certainty how markets will behave in the future, especially as the present market downturn has proved to be more persistent than many had expected. But inflation remains low, and the Fed's rate cuts have signaled that it is ready to move aggressively to keep markets and the economy afloat. Historically, this has been a catalyst to reinvigorate the economy, although such a resurgence takes time. Regardless of market trends, the fund is well positioned to respond quickly to interest-rate changes and to continue to provide a competitive yield.
                 We are pleased to send you this report on your investment. AIM is committed to the primary goals of safety, liquidity and yield in institutional fund management. We are also dedicated to customer service, and we are ready to respond to your comments about this report. Please contact one of our representatives at 800-659-1005 if we can help.


               Respectfully submitted,


               /s/ ROBERT H. GRAHAM
               Robert H. Graham
               Chairman

SCHEDULE OF INVESTMENTS
August 31, 2001

                                                                   PAR
                                                        MATURITY  (000)      VALUE
COMMERCIAL PAPER - 34.21%/(a)/
CONSUMER DISCRETIONARY - 0.11%
Automobile Manufacturers - 0.11%
Volkswagen of America, Inc.
   3.55%                                                12/18/01 $ 40,000 $ 39,574,000
--------------------------------------------------------------------------------------
FINANCIAL - 33.05%
Asset Backed Securities-Commercial Loans/Leases - 2.45%
Atlantis One Funding Corp.
   4.50%                                                09/11/01   88,705   88,594,119
--------------------------------------------------------------------------------------
   3.95%                                                09/13/01  200,000  199,737,000
--------------------------------------------------------------------------------------
   4.50%                                                09/13/01   25,000   24,962,500
--------------------------------------------------------------------------------------
   3.63%                                                11/15/01   25,950   25,753,753
--------------------------------------------------------------------------------------
   3.55%                                                12/14/01   68,500   67,797,494
--------------------------------------------------------------------------------------
   3.55%                                                12/18/01  203,909  201,737,369
--------------------------------------------------------------------------------------
   3.37%                                                02/22/02  100,000   98,371,167
--------------------------------------------------------------------------------------
Stellar Funding Group, Inc.
   3.71%                                                09/18/01   30,000   29,947,442
--------------------------------------------------------------------------------------
   3.74%                                                10/04/01   12,781   12,737,183
--------------------------------------------------------------------------------------
   3.74%                                                10/05/01    8,163    8,134,166
--------------------------------------------------------------------------------------
   3.65%                                                10/12/01   20,000   19,916,861
--------------------------------------------------------------------------------------
   3.65%                                                10/17/01   20,000   19,906,722
--------------------------------------------------------------------------------------
   3.40%                                                02/06/02   30,000   29,552,333
--------------------------------------------------------------------------------------
Sweetwater Capital Corp.
   4.46%                                                10/05/01   25,474   25,366,698
--------------------------------------------------------------------------------------
                                                                           852,514,807
--------------------------------------------------------------------------------------
Asset Backed Securities-Fully Backed - 8.20%
Aquinas Funding LLC
   3.70%                                                09/04/01  892,604  892,328,780
--------------------------------------------------------------------------------------
Aspen Funding Corp.
   3.70%                                                09/04/01  250,000  249,922,917
--------------------------------------------------------------------------------------
   3.57%                                                10/26/01  100,000   99,455,042
--------------------------------------------------------------------------------------
Bavaria TRR Corp.
   3.59%                                                09/13/01  535,900  535,258,706
--------------------------------------------------------------------------------------

                                                                PAR
                                                   MATURITY    (000)         VALUE
Asset Backed Securities-Fully Backed - (continued)
CXC Inc.
   4.49%                                           09/13/01 $   115,000 $   114,827,883
---------------------------------------------------------------------------------------
Enterprise Funding Corp.
   3.60%                                           09/25/01      82,939      82,739,946
---------------------------------------------------------------------------------------
Newport Funding Corp.
   3.70%                                           09/04/01     109,000     108,966,392
---------------------------------------------------------------------------------------
   3.60%                                           10/03/01     100,000      99,680,000
---------------------------------------------------------------------------------------
   3.57%                                           10/26/01     200,000     198,910,083
---------------------------------------------------------------------------------------
Old Slip Funding Corp.
   3.56%                                           09/28/01      25,205      25,137,703
---------------------------------------------------------------------------------------
   3.50%                                           10/01/01      50,200      50,068,225
---------------------------------------------------------------------------------------
Variable Funding Capital Corp.
   3.57%                                           10/22/01     200,853     199,837,186
---------------------------------------------------------------------------------------
   3.55%/(b)/                                      01/30/02     200,000     200,000,000
---------------------------------------------------------------------------------------
                                                                          2,857,132,863
---------------------------------------------------------------------------------------
Asset Backed Securities-Multi-Purpose - 1.74%
Amsterdam Funding Corp.
   3.51%                                           09/18/01      75,000      74,875,688
---------------------------------------------------------------------------------------
   3.56%                                           10/25/01      50,000      49,733,000
---------------------------------------------------------------------------------------
Corporate Receivables Corp.
   3.60%                                           09/27/01      25,000      24,935,000
---------------------------------------------------------------------------------------
Falcon Asset Securitization Corp.
   3.51%                                           09/27/01     100,000      99,746,500
---------------------------------------------------------------------------------------
   4.45%                                           10/15/01      27,587      27,436,957
---------------------------------------------------------------------------------------
   4.47%                                           10/15/01      49,539      49,268,352
---------------------------------------------------------------------------------------
   3.58%                                           10/22/01      25,342      25,213,474
---------------------------------------------------------------------------------------
Preferred Receivables Funding Corp.
   3.64%                                           09/07/01     125,000     124,924,167
---------------------------------------------------------------------------------------
Sheffield Receivables Corp.
   3.67%                                           09/17/01      26,150      26,107,405
---------------------------------------------------------------------------------------
   4.48%                                           09/27/01      30,720      30,620,604
---------------------------------------------------------------------------------------
Windmill Funding Corp.
   3.56%                                           10/22/01      25,000      24,873,917
---------------------------------------------------------------------------------------
   3.56%                                           10/25/01      50,000      49,733,000
---------------------------------------------------------------------------------------
                                                                            607,468,064
---------------------------------------------------------------------------------------

                                                             PAR
                                                  MATURITY  (000)       VALUE
Asset Backed Securities-Trade Receivables - 3.31%
Bills Securitization Ltd.
   3.63%                                          09/20/01 $ 50,000 $   49,904,208
----------------------------------------------------------------------------------
   3.96%                                          10/16/01  150,000    149,257,500
----------------------------------------------------------------------------------
   3.64%                                          10/22/01  100,000     99,484,333
----------------------------------------------------------------------------------
   4.08%                                          10/24/01  100,000     99,399,333
----------------------------------------------------------------------------------
   3.60%                                          11/19/01   28,250     28,026,825
----------------------------------------------------------------------------------
   3.55%                                          11/26/01   50,000     49,575,972
----------------------------------------------------------------------------------
   3.37%                                          02/19/02  150,000    147,602,438
----------------------------------------------------------------------------------
Blue Ridge Asset Funding Corp.
   3.65%                                          09/06/01  118,362    118,301,997
----------------------------------------------------------------------------------
   3.74%                                          10/04/01   14,842     14,791,117
----------------------------------------------------------------------------------
Corporate Asset Funding Co.
   3.56%                                          10/23/01  200,000    198,971,556
----------------------------------------------------------------------------------
Eureka Securitization, Inc.
   3.61%                                          10/19/01   50,000     49,759,333
----------------------------------------------------------------------------------
   3.57%                                          10/25/01   50,000     49,732,250
----------------------------------------------------------------------------------
   3.57%                                          10/26/01  100,000     99,454,583
----------------------------------------------------------------------------------
                                                                     1,154,261,445
----------------------------------------------------------------------------------
Banks - 6.66%
Bank of America Corp.
   3.58%                                          10/17/01  200,000    199,085,111
----------------------------------------------------------------------------------
BNP Paribas (France)
   3.54%                                          12/21/01  100,000     98,908,500
----------------------------------------------------------------------------------
Credit Suisse First Boston, Inc. (Switzerland)
   3.77%                                          12/06/01   50,000     49,497,333
----------------------------------------------------------------------------------
   3.60%                                          01/22/02   77,500     76,391,750
----------------------------------------------------------------------------------
   3.40%                                          02/27/02  100,000     98,309,444
----------------------------------------------------------------------------------
Danske Corp. (Denmark)
   3.57%                                          10/24/01  100,000     99,474,417
----------------------------------------------------------------------------------
   3.57%                                          10/29/01   25,000     24,856,208
----------------------------------------------------------------------------------
   3.75%                                          12/10/01   39,000     38,593,750
----------------------------------------------------------------------------------
   3.54%                                          12/26/01   35,000     34,600,767
----------------------------------------------------------------------------------
Deutsche Bank Financial Inc. (Germany)
   3.71%                                          12/14/01  200,000    197,856,444
----------------------------------------------------------------------------------
Dresdner U.S. Finance Corp.
   4.10%                                          10/24/01   45,000     44,728,375
----------------------------------------------------------------------------------

                                                                      PAR
                                                          MATURITY   (000)         VALUE
Banks - (continued)
Fortis Funding
   4.49%                                                  09/26/01 $   50,000 $    49,844,097
---------------------------------------------------------------------------------------------
   4.05%                                                  10/24/01     25,000      24,850,938
---------------------------------------------------------------------------------------------
   3.93%                                                  11/01/01     26,150      25,975,863
---------------------------------------------------------------------------------------------
   3.55%                                                  12/17/01     25,000      24,736,215
---------------------------------------------------------------------------------------------
   3.54%                                                  12/27/01     40,000      39,540,450
---------------------------------------------------------------------------------------------
Halifax PLC (United Kingdom)
   3.54%                                                  12/12/01     50,000      49,498,500
---------------------------------------------------------------------------------------------
Societe Generale (France)
   3.92%                                                  11/15/01    150,000     148,775,000
---------------------------------------------------------------------------------------------
Stadshypotek Delaware, Inc.
   3.37%                                                  02/25/02     50,000      49,171,542
---------------------------------------------------------------------------------------------
TFM SA de CV (Mexico)
   3.51%                                                  09/28/01     25,000      24,934,188
---------------------------------------------------------------------------------------------
UBS Finance Delaware, Inc.
   3.70%                                                  09/04/01    700,000     699,784,167
---------------------------------------------------------------------------------------------
   4.34%                                                  10/11/01    150,000     149,276,667
---------------------------------------------------------------------------------------------
   3.93%                                                  11/05/01     72,630      72,114,630
---------------------------------------------------------------------------------------------
                                                                                2,320,804,356
---------------------------------------------------------------------------------------------
Consumer Finance - 1.36%
General Motors Acceptance Corp. Mortgage Corp.
   3.76%                                                  09/04/01    150,000     149,953,042
---------------------------------------------------------------------------------------------
General Motors Acceptance Corp. Residential Holding Corp.
   3.78%                                                  09/04/01    275,000     274,913,456
---------------------------------------------------------------------------------------------
Toyota Motor Credit Corp.
   3.56%                                                  10/19/01     50,000      49,762,667
---------------------------------------------------------------------------------------------
                                                                                  474,629,165
---------------------------------------------------------------------------------------------
Diversified Financial Services - 9.09%
American Express Credit Corp.
   3.54%                                                  12/31/01    100,000      98,810,167
---------------------------------------------------------------------------------------------
Bear, Stearns & Co. Inc.
   4.12%                                                  09/20/01     80,000      79,826,044
---------------------------------------------------------------------------------------------
   4.12%                                                  09/21/01     80,000      79,816,889
---------------------------------------------------------------------------------------------
   3.80%/(c)/                                             03/26/02    165,000     165,009,372
---------------------------------------------------------------------------------------------
CIT Group Inc.
   3.74%                                                  10/03/01     50,000      49,833,778
---------------------------------------------------------------------------------------------
GE Capital International Funding Inc.
   4.15%                                                  09/13/01    200,000     199,723,333
---------------------------------------------------------------------------------------------
   3.64%                                                  10/09/01    250,000     249,039,444
---------------------------------------------------------------------------------------------

                                                           PAR
                                               MATURITY   (000)         VALUE
Diversified Financial Services - (continued)
General Electric Capital Corp.
   4.15%                                       09/14/01 $  200,000 $   199,700,278
----------------------------------------------------------------------------------
   4.24%                                       11/05/01    200,000     198,468,889
----------------------------------------------------------------------------------
   3.83%                                       11/15/01    100,000      99,202,083
----------------------------------------------------------------------------------
   3.83%                                       11/16/01    100,000      99,191,444
----------------------------------------------------------------------------------
   3.54%                                       11/20/01    300,000     297,640,000
----------------------------------------------------------------------------------
   3.72%                                       12/19/01    205,000     202,691,017
----------------------------------------------------------------------------------
General Electric Capital Services
   3.56%                                       10/25/01    250,000     248,665,000
----------------------------------------------------------------------------------
Lehman Brothers Holdings Inc.
   3.79%/(c)/                                  10/31/01    100,000     100,000,000
----------------------------------------------------------------------------------
   3.79%/(c)/                                  11/26/01    200,000     200,000,000
----------------------------------------------------------------------------------
   3.79%/(c)/                                  12/21/01     50,000      50,000,000
----------------------------------------------------------------------------------
   3.79%/(c)/                                  03/11/02    100,000     100,000,000
----------------------------------------------------------------------------------
Morgan Stanley Dean Witter & Co.
   4.50%                                       09/12/01    150,000     149,793,750
----------------------------------------------------------------------------------
   3.79%/(c)/                                  11/19/01    200,000     200,000,000
----------------------------------------------------------------------------------
   3.79%/(c)/                                  12/10/01    100,000     100,000,000
----------------------------------------------------------------------------------
                                                                     3,167,411,488
----------------------------------------------------------------------------------
Insurance Brokers - 0.24%
Marsh & McLennan Companies, Inc.
   4.10%                                       09/21/01     35,000      34,920,278
----------------------------------------------------------------------------------
   3.76%                                       10/04/01     47,300      47,136,973
----------------------------------------------------------------------------------
                                                                        82,057,251
----------------------------------------------------------------------------------
Total Financial                                                     11,516,279,439
----------------------------------------------------------------------------------
MATERIALS - 0.55%
Diversified Metals & Mining - 0.55%
Rio Tinto Ltd.
   3.56%                                       10/22/01    150,343     149,584,770
----------------------------------------------------------------------------------
   3.56%                                       10/24/01     40,373      40,161,401
----------------------------------------------------------------------------------
Total Materials                                                        189,746,171
----------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES - 0.36%
Integrated Telecommunications Services - 0.36%
SBC Communications Inc.
   3.56%                                       11/30/01    128,221     127,079,833
----------------------------------------------------------------------------------

                                                           PAR
                                               MATURITY   (000)         VALUE
UTILITIES - 0.14%
Electric Utilities - 0.14%
ABB Treasury Center USA, Inc.
   4.12%                                       10/16/01 $   50,000 $    49,742,500
----------------------------------------------------------------------------------
Total Commercial Paper (Cost $11,922,421,943)                       11,922,421,943
----------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT - 18.26%
Abbey National PLC (United Kingdom)
   3.78%                                       12/11/01    100,000     100,039,133
----------------------------------------------------------------------------------
   3.76%                                       04/16/02    100,000     100,000,000
----------------------------------------------------------------------------------
   3.60%                                       05/03/02    100,000     100,000,000
----------------------------------------------------------------------------------
Banque Nationale de Paris (France)
   3.63%                                       12/18/01    200,000     200,000,000
----------------------------------------------------------------------------------
   3.61%                                       12/21/01     58,000      58,000,000
----------------------------------------------------------------------------------
   3.63%                                       12/21/01    100,000     100,008,978
----------------------------------------------------------------------------------
   4.05%                                       04/15/02    100,000     100,000,000
----------------------------------------------------------------------------------
Barclays Bank PLC (United Kingdom)
   3.84%                                       12/07/01    100,000     100,000,000
----------------------------------------------------------------------------------
   3.83%                                       12/10/01    100,000     100,007,847
----------------------------------------------------------------------------------
   3.75%                                       12/18/01    100,000     100,033,766
----------------------------------------------------------------------------------
   4.83%                                       03/06/02     30,000      30,153,625
----------------------------------------------------------------------------------
   3.65%                                       05/07/02     28,000      28,000,939
----------------------------------------------------------------------------------
Bayerische Hypo und Vereinsbank (Germany)
   3.63%                                       10/03/01    100,000     100,000,000
----------------------------------------------------------------------------------
   3.60%                                       10/17/01    100,000     100,000,000
----------------------------------------------------------------------------------
   3.61%                                       10/23/01    100,000     100,000,000
----------------------------------------------------------------------------------
   3.78%                                       12/11/01    100,000     100,000,000
----------------------------------------------------------------------------------
BNP Paribas (France)
   3.63%                                       11/21/01    125,000     125,000,000
----------------------------------------------------------------------------------
   3.62%                                       12/28/01    150,000     150,002,414
----------------------------------------------------------------------------------
   3.62%                                       12/31/01    150,000     150,002,475
----------------------------------------------------------------------------------
   3.63%                                       05/07/02    100,000     100,000,000
----------------------------------------------------------------------------------
Canadian Imperial Bank of Commerce (Canada)
   4.71%                                       09/18/01    100,000     100,000,231
----------------------------------------------------------------------------------
   3.75%                                       04/16/02    100,000     100,000,000
----------------------------------------------------------------------------------
Credit Suisse First Boston, Inc. (Switzerland)
   4.61%                                       09/05/01    150,000     150,000,000
----------------------------------------------------------------------------------
Danske Bank (Denmark)
   3.60%                                       12/26/01     30,000      30,000,000
----------------------------------------------------------------------------------

                                                           PAR
                                               MATURITY   (000)        VALUE
Deutsche Bank AG (Germany)
   4.01%                                       11/15/01 $  100,000 $  100,000,000
---------------------------------------------------------------------------------
   3.78%                                       12/11/01    200,000    200,000,000
---------------------------------------------------------------------------------
Dexia Banque Belgique (Belgium)
   4.01%                                       10/16/01    100,000    100,000,615
---------------------------------------------------------------------------------
   3.62%                                       12/21/01    100,000    100,001,514
---------------------------------------------------------------------------------
   4.07%                                       07/03/02    100,000    100,004,057
---------------------------------------------------------------------------------
   3.59%                                       08/23/02    200,000    199,971,380
---------------------------------------------------------------------------------
   3.58%                                       08/27/02    100,000     99,990,354
---------------------------------------------------------------------------------
Dresdner Bank (Germany)
   4.17%                                       09/21/01     80,000     80,000,000
---------------------------------------------------------------------------------
Firststar Bank, N.A.
   3.93%                                       09/14/01    100,000    100,000,000
---------------------------------------------------------------------------------
   4.20%                                       09/24/01    100,000    100,000,000
---------------------------------------------------------------------------------
   4.16%                                       09/25/01    100,000    100,000,000
---------------------------------------------------------------------------------
   3.78%                                       10/15/01     75,000     75,000,000
---------------------------------------------------------------------------------
   3.82%                                       11/07/01    100,000    100,000,000
---------------------------------------------------------------------------------
First Union National Bank
   3.84%/(c)/                                  02/06/02    156,000    156,000,000
---------------------------------------------------------------------------------
Halifax PLC (United Kingdom)
   3.58%                                       11/27/01    100,000    100,000,000
---------------------------------------------------------------------------------
   3.62%                                       12/20/01     42,000     42,002,157
---------------------------------------------------------------------------------
Lloyd's TSB Bank PLC-New York (United Kingdom)
   4.17%                                       09/24/01     50,000     50,000,000
---------------------------------------------------------------------------------
Rabobank Nederland (Netherlands)
   4.01%                                       06/05/02    100,000     99,996,303
---------------------------------------------------------------------------------
   4.11%                                       06/05/02    100,000    100,000,000
---------------------------------------------------------------------------------
Royal Bank of Canada (Canada)
   3.75%                                       04/16/02    100,000    100,000,000
---------------------------------------------------------------------------------
Societe Generale (France)
   3.68%                                       05/24/02    100,000    100,003,574
---------------------------------------------------------------------------------
Svenska Handelsbanken AB (Sweden)
   4.65%                                       09/20/01    200,000    200,001,035
---------------------------------------------------------------------------------
   3.60%                                       10/18/01    200,000    200,000,000
---------------------------------------------------------------------------------
   3.60%                                       10/19/01    150,000    150,000,000
---------------------------------------------------------------------------------
   4.01%                                       05/07/02     50,000     49,980,799
---------------------------------------------------------------------------------
   3.80%                                       05/13/02     65,000     64,883,903
---------------------------------------------------------------------------------

                                                                                         PAR
                                                                             MATURITY   (000)       VALUE
Svenska Handelsbanken AB (Sweden) - Continued
   4.03%                                                                     05/15/02 $ 100,000 $   99,973,474
--------------------------------------------------------------------------------------------------------------
   4.11%                                                                     06/05/02   100,000    100,000,000
--------------------------------------------------------------------------------------------------------------
Toronto Dominion Bank (Canada)
   4.71%                                                                     09/18/01   100,000    100,000,231
--------------------------------------------------------------------------------------------------------------
   3.59%                                                                     10/19/01   100,000    100,000,000
--------------------------------------------------------------------------------------------------------------
UBS AG (Switzerland)
   4.00%                                                                     10/15/01   150,000    150,000,000
--------------------------------------------------------------------------------------------------------------
   3.78%                                                                     12/04/01   200,000    200,000,000
--------------------------------------------------------------------------------------------------------------
   3.80%                                                                     12/10/01    75,000     75,018,886
--------------------------------------------------------------------------------------------------------------
   3.64%                                                                     12/20/01   100,000    100,011,246
--------------------------------------------------------------------------------------------------------------
   3.65%                                                                     12/20/01   150,000    150,021,532
--------------------------------------------------------------------------------------------------------------
Total Certificates of Deposit (Cost $6,364,110,468)                                              6,364,110,468
--------------------------------------------------------------------------------------------------------------
CORPORATE BONDS & NOTES - 1.36%
American Association of Retired Persons; VRD Notes (LOC-Bank of America)
   3.70%/(b)(d)/                                                             05/01/31    30,000     30,000,000
--------------------------------------------------------------------------------------------------------------
B. Braun Medical Inc.; VRD Bonds (LOC-First Union National Bank)
   3.63%/(b)(d)/                                                             02/01/15    46,185     46,185,000
--------------------------------------------------------------------------------------------------------------
Belk, Inc.; VRD Bonds (LOC-First Union National Bank)
   3.63%/(b)(d)/                                                             07/01/08    63,200     63,200,000
--------------------------------------------------------------------------------------------------------------
Brosis Finance, LLC; VRD Bonds (LOC-Wachovia Bank)
   3.59%/(b)(d)/                                                             09/01/19    19,700     19,700,000
--------------------------------------------------------------------------------------------------------------
Capital One Funding Corp.; Floating Rate Notes (LOC-Bank One)
   3.65%/(b)(d)/                                                             07/01/20    12,736     12,736,000
--------------------------------------------------------------------------------------------------------------
   3.65%/(b)(d)/                                                             09/01/20    17,360     17,360,000
--------------------------------------------------------------------------------------------------------------
   3.65%/(b)(d)/                                                             05/01/26     8,900      8,900,000
--------------------------------------------------------------------------------------------------------------
Chatham Capital Corp.; VRD Notes (LOC-Bank One)
   3.65%/(b)(d)/                                                             07/01/20    16,200     16,200,000
--------------------------------------------------------------------------------------------------------------
Foxworh-Galbraith Lumber Co.; Floating Rate Notes (LOC-Bank One)
   3.65%/(b)(d)/                                                             04/01/21    28,880     28,880,000
--------------------------------------------------------------------------------------------------------------
Gulf States Paper Corp.; VRD Bonds (LOC-Wachovia Bank)
   3.59%/(b)(d)/                                                             11/01/18    25,000     25,000,000
--------------------------------------------------------------------------------------------------------------
Health Midwest Ventures; Floating Rate Notes (LOC-Bank of America)
   3.75%/(b)(d)/                                                             08/01/19    16,860     16,860,000
--------------------------------------------------------------------------------------------------------------
Los Angeles County Fair Association; VRD Bonds (LOC-Allied Irish Bank Group)
   3.70%/(b)(d)/                                                             11/01/16    22,200     22,200,000
--------------------------------------------------------------------------------------------------------------
Merck & Co., Inc.; Variable Rate Notes
   5.10%/(b)(e)/                                                             02/22/02    40,000     40,000,000
--------------------------------------------------------------------------------------------------------------

                                                                                      PAR
                                                                          MATURITY   (000)       VALUE
Racetrac Capital LLC; VRD Bonds (LOC-Regions Financial Corp.)
   3.65%/(b)(d)/                                                          09/01/20 $  18,700 $   18,700,000
-----------------------------------------------------------------------------------------------------------
Southeastern Retirement Association Tax, Inc.; VRD Bonds (LOC-First Union
  National Bank)
   3.63%/(b)(d)/                                                          08/01/19    29,320     29,320,000
-----------------------------------------------------------------------------------------------------------
TP Racing LLP; Floating Rate Notes (LOC-Bank One)
   3.65%/(b)(d)/                                                          06/01/30    29,780     29,780,000
-----------------------------------------------------------------------------------------------------------
University of Virginia Real Estate Foundation; VRD Notes (LOC-First Union
  National Bank)
   3.63%/(b)(d)/                                                          07/01/26    50,000     50,000,000
-----------------------------------------------------------------------------------------------------------
Total Corporate Bonds & Notes (Cost $475,021,000)                                               475,021,000
-----------------------------------------------------------------------------------------------------------
MASTER NOTE AGREEMENTS - 5.43%
Liquid Asset Backed Securities Trust
   3.58%/(f)/                                                             11/28/01   218,970    218,970,302
-----------------------------------------------------------------------------------------------------------
Merrill Lynch Mortgage Capital, Inc.
   3.85%/(g)/                                                             08/19/02   500,000    500,000,000
-----------------------------------------------------------------------------------------------------------
Morgan (J.P.) Securities, Inc.
   3.79%/(f)/                                                             11/01/01   320,000    320,000,000
-----------------------------------------------------------------------------------------------------------
Morgan Stanley Dean Witter & Co.
   3.79%/(h)/                                                             09/10/01   851,600    851,600,000
-----------------------------------------------------------------------------------------------------------
Total Master Note Agreements (Cost $1,890,570,302)                                            1,890,570,302
-----------------------------------------------------------------------------------------------------------
MEDIUM TERM NOTES - 2.65%
Credit Suisse First Boston International Guersney (Switzerland)
   3.83%/(c)/                                                             11/08/01    50,000     49,999,068
-----------------------------------------------------------------------------------------------------------
Credit Suisse First Boston, Inc. (Switzerland)
   3.79%/(c)/                                                             05/06/02   150,000    150,000,000
-----------------------------------------------------------------------------------------------------------
   3.79%/(c)/                                                             08/20/02   100,000    100,000,000
-----------------------------------------------------------------------------------------------------------
First Union Corp.
   3.82%/(b)/                                                             11/09/01    55,000     55,010,041
-----------------------------------------------------------------------------------------------------------
Goldman Sachs Group Inc.
   3.80%/(i)/                                                             03/21/02   100,000    100,000,000
-----------------------------------------------------------------------------------------------------------
Merrill Lynch & Co.
   3.80%/(c)/                                                             09/10/01    30,000     30,000,447
-----------------------------------------------------------------------------------------------------------
   3.85%/(c)/                                                             11/05/01    60,000     60,012,309
-----------------------------------------------------------------------------------------------------------
   3.75%/(c)/                                                             02/05/02   200,000    199,995,995
-----------------------------------------------------------------------------------------------------------
Unilever Capital Corp.
   3.97%/(i)/                                                             09/07/01   180,000    180,000,000
-----------------------------------------------------------------------------------------------------------
Total Medium Term Notes (Cost $925,017,860)                                                     925,017,860
-----------------------------------------------------------------------------------------------------------

                                                                                          PAR
                                                                              MATURITY   (000)         VALUE
MUNICIPAL BONDS - 1.73%
Access to Loans for Learning Student Loan Corp.; VRD RB (LOC-State Street
  Bank & Trust Co.)
   3.58%/(b)(d)/                                                              07/01/36 $   21,700 $    21,700,000
-----------------------------------------------------------------------------------------------------------------
Baptist Health System of South Florida; VRD RB
   3.60%/(d)(j)(k)/                                                           05/15/17     17,625      17,625,000
-----------------------------------------------------------------------------------------------------------------
   3.60%/(d)(j)(k)/                                                           05/15/25     23,500      23,500,000
-----------------------------------------------------------------------------------------------------------------
BMC Special Care Facilities; VRD RB
   3.60%/(b)(d)(k)/                                                           11/15/29     19,800      19,800,000
-----------------------------------------------------------------------------------------------------------------
California Housing Finance Agency; VRD RB
   3.61%/(b)(d)(k)/                                                           08/01/31     26,000      26,000,000
-----------------------------------------------------------------------------------------------------------------
Connecticut State Housing Financing Authority; VRD RB
   3.58%/(d)(j)(k)/                                                           11/15/16     51,270      51,270,000
-----------------------------------------------------------------------------------------------------------------
Florida Housing Finance Corp.; VRD RB
   3.55%/(d)(j)(k)/                                                           01/01/45     28,000      28,000,000
-----------------------------------------------------------------------------------------------------------------
La Mirada California Industrial Development Authority; VRD RB (LOC-Bank
  One)
   3.65%/(d)(j)/                                                              12/01/26     20,800      20,800,000
-----------------------------------------------------------------------------------------------------------------
Madison Wisconsin Community Development Authority; VRD RB (LOC-Bank One
  Milwaukee; Firstar Bank; M&I Marshall & Ilsley; Northern Trust Company)
   3.65%/(d)(j)/                                                              06/01/36    115,000     115,000,000
-----------------------------------------------------------------------------------------------------------------
Meharry Medical College; VRD GO (LOC-Bank of America)
   3.70%/(b)(d)/                                                              08/01/16     12,500      12,500,000
-----------------------------------------------------------------------------------------------------------------
Miami Dade County Industrial Development Authority; VRD RB (LOC-Societe
  Generale)
   3.60%/(d)(j)/                                                              07/01/22     21,500      21,500,000
-----------------------------------------------------------------------------------------------------------------
Michigan State Housing Development Authority; VRD RB
   3.60%/(d)(j)(k)/                                                           12/01/20     25,000      25,000,000
-----------------------------------------------------------------------------------------------------------------
Mississippi Business Finance Corp.; VRD RB
   3.73%/(b)(d)/                                                              02/01/23     11,000      11,000,000
-----------------------------------------------------------------------------------------------------------------
Missouri State Development Finance Board; VRD RB (LOC-Firstar Bank)
   3.70%/(b)(d)/                                                              12/01/05     15,000      15,000,000
-----------------------------------------------------------------------------------------------------------------
Missouri State Health & Educational Facilities Authority; VRD RB (LOC-Firstar
  Bank)
   3.60%/(c)(d)/                                                              08/01/31     19,135      19,135,000
-----------------------------------------------------------------------------------------------------------------
New Orleans (City of) Pension; VRD RB
   3.60%/(d)(j)(k)/                                                           09/01/30     75,360      75,360,000
-----------------------------------------------------------------------------------------------------------------
New York State Housing Finance Authority; VRD RB (LOC-Bayerische Hypo
  und Vereinsbank)
   3.55%/(d)(j)/                                                              11/01/33     49,200      49,200,000
-----------------------------------------------------------------------------------------------------------------

                                                                        PAR
                                                            MATURITY   (000)         VALUE
Rhode Island State Student Loan Authority; VRD RB
   3.60%/(d)(j)(k)/                                         12/01/34 $   15,000 $    15,000,000
-----------------------------------------------------------------------------------------------
Union County Arkansas; VRD RB (LOC-Bank One Chicago)
   3.65%/(d)(j)/                                            10/01/27     34,400      34,400,000
-----------------------------------------------------------------------------------------------
Total Municipal Bonds (Cost $601,790,000)                                           601,790,000
-----------------------------------------------------------------------------------------------
PROMISSORY NOTES - 5.87%
Goldman Sachs Group, L.P.
   4.75%                                                    10/24/01    100,000     100,000,000
-----------------------------------------------------------------------------------------------
   4.27%                                                    11/13/01    150,000     150,000,000
-----------------------------------------------------------------------------------------------
   4.31%                                                    11/14/01    200,000     200,000,000
-----------------------------------------------------------------------------------------------
   3.68%                                                    11/27/01    100,000     100,000,000
-----------------------------------------------------------------------------------------------
   3.92%                                                    12/05/01    100,000     100,000,000
-----------------------------------------------------------------------------------------------
   4.09%                                                    12/06/01    100,000     100,000,000
-----------------------------------------------------------------------------------------------
   4.12%                                                    12/20/01    300,000     300,000,000
-----------------------------------------------------------------------------------------------
   4.49%                                                    12/21/01    200,000     200,000,000
-----------------------------------------------------------------------------------------------
   4.30%                                                    12/26/01    250,000     250,000,000
-----------------------------------------------------------------------------------------------
   3.73%                                                    02/05/02    200,000     200,000,000
-----------------------------------------------------------------------------------------------
   3.84%                                                    02/15/02    200,000     200,000,000
-----------------------------------------------------------------------------------------------
   3.82%                                                    03/21/02    144,000     144,000,000
-----------------------------------------------------------------------------------------------
Total Promissory Notes (Cost $2,044,000,000)                                      2,044,000,000
-----------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES - 1.35%
Federal Home Loan Bank Notes
   4.00%                                                    08/08/02    200,000     200,000,000
-----------------------------------------------------------------------------------------------
   3.65%                                                    08/28/02    110,000     110,000,000
-----------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp. Medium Term Notes
   4.00%                                                    07/02/02     84,000      84,000,000
-----------------------------------------------------------------------------------------------
Overseas Private Investment Corp. Floating Rate Notes
   3.60%/(d)(h)/                                            01/15/09     75,907      75,907,500
-----------------------------------------------------------------------------------------------
Total U.S. Government Agency Securities (Cost $469,907,500)                         469,907,500
-----------------------------------------------------------------------------------------------
TIME DEPOSITS - 19.45%
Bank of Montreal-Cayman (Canada)
   3.69%                                                    09/04/01    569,278     569,277,961
-----------------------------------------------------------------------------------------------
Banque Bruxelles Lambert-London (Belgium)
   3.70%                                                    09/04/01  1,330,000   1,330,000,000
-----------------------------------------------------------------------------------------------
Banque Nationale de Paris-Cayman (France)
   3.70%                                                    09/04/01    430,000     430,000,000
-----------------------------------------------------------------------------------------------
Chase Bank-London
   3.69%                                                    09/04/01    900,000     900,000,000
-----------------------------------------------------------------------------------------------

                                                                    PAR
                                                        MATURITY   (000)         VALUE
Deutsche Bank-Cayman (Germany)
   3.69%                                                09/04/01 $  600,000 $   600,000,000
--------------------------------------------------------------------------------------------
Lasalle National Bank Chicago-Cayman
   3.69%                                                09/04/01    550,000     550,000,000
--------------------------------------------------------------------------------------------
M&I Marshall & Isley Bank Milwaukee-Cayman
   3.69%                                                09/04/01    300,000     300,000,000
--------------------------------------------------------------------------------------------
Rabobank Nederland-London (Netherlands)
   3.69%                                                09/04/01    900,000     900,000,000
--------------------------------------------------------------------------------------------
Societe Generale-Cayman (France)
   3.69%                                                09/04/01    900,000     900,000,000
--------------------------------------------------------------------------------------------
Westdeutsche Landesbank-Cayman (Germany)
   3.69%                                                09/04/01    300,000     300,000,000
--------------------------------------------------------------------------------------------
Total Time Deposits (Cost $6,779,277,961)                                     6,779,277,961
--------------------------------------------------------------------------------------------
Total Investments (excluding Repurchase Agreements)
  (Cost $31,472,117,034)                                                     31,472,117,034
--------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 9.90%/(1)/
Bank One Capital Markets, Inc.
   3.70%/(m)/                                           09/04/01     64,196      64,195,866
--------------------------------------------------------------------------------------------
Barclays Capital Inc. (United Kingdom)
   3.69%/(n)/                                           09/04/01    192,312     192,312,247
--------------------------------------------------------------------------------------------
BNP Capital Markets, LLC (France)
   3.70%/(o)/                                           09/04/01     75,000      75,000,000
--------------------------------------------------------------------------------------------
Chase Secutities Inc.
   3.70%/(p)/                                           09/04/01  1,470,250   1,470,250,000
--------------------------------------------------------------------------------------------
Credit Suisse First Boston, Inc. (Switzerland)
   3.69%/(q)/                                           09/04/01    411,053     411,053,248
--------------------------------------------------------------------------------------------
Dean Witter Reynolds, Inc.
   3.68%/(r)/                                           09/04/01    150,000     150,000,000
--------------------------------------------------------------------------------------------
Salomon Smith Barney Inc.
   3.69%/(s)/                                           09/04/01    641,125     641,125,473
--------------------------------------------------------------------------------------------
   3.70%/(t)/                                           09/04/01     75,000      75,000,000
--------------------------------------------------------------------------------------------
UBS Warburg (Switzerland)
   3.65%/(u)/                                           09/04/01    295,714     295,713,770
--------------------------------------------------------------------------------------------
Westdeutsche Landesbank Girozentrale (Germany)
   3.68%/(v)/                                           09/04/01     75,000      75,000,000
--------------------------------------------------------------------------------------------
Total Repurchase Agreements (Cost $3,449,650,604)                             3,449,650,604
--------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (Cost $34,921,767,638)/(w) /- 100.21%                      34,921,767,638
--------------------------------------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES - (0.21)%                                         (73,561,917)
--------------------------------------------------------------------------------------------
NET ASSETS - 100.00%                                                        $34,848,205,721
--------------------------------------------------------------------------------------------

Investment Abbreviations
GO - General Obligation Bonds
LOC - Letter of Credit
RB - Revenue Bonds
VRD - Variable Rate Demand

Notes to Schedule of Investments
(a)Some commercial paper is traded on a discount basis. In such cases the interest rate shown represents the rate of discount paid or received at the time of purchase by the Fund.
(b)Interest rates are redetermined monthly. Rate shown is the rate in effect on 08/31/01.
(c)Interest rates are redetermined daily. Rate shown is the rate in effect on 08/31/01.
(d)Demand security; payable upon demand by the Fund with usually no more than seven calendar day's notice.
(e)Restricted security. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The market value of this security at 08/31/01 was $40,000,000, which represented 0.12% of the Fund's net assets.
(f)The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon seven business day's notice. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 08/31/01.
(g)The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one business day's notice. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 08/31/01.
(h)Master Note Purchase Agreement may be terminated by either party upon seven business days prior written notice, at which time all amounts outstanding under the notes purchased under the Master Note Agreement will become payable. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 08/31/01.
(i)Interest rates are redetermined quarterly. Rate shown is the rate in effect on 08/31/01.
(j)Interest rates are redetermined weekly. Rate shown is rate in effect on 08/31/01.
(k)Secured by bond insurance provided by one of the following companies: AMBAC Assurance Corp., MBIA Insurance Co., Financial Security Assurance, or Morgan Guaranty Trust.
(l)Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(m)Joint repurchase agreement entered into 08/31/01 with a maturing value of $150,061,667. Collateralized by $152,877,000 U.S. Government obligations, 0% to 7.63% due 11/21/01 to 03/21/11 with an aggregate market value at 08/31/01 of $153,004,585.
(n)Joint repurchase agreement entered into 08/31/01 with a maturing value of $272,423,895. Collateralized by $270,063,000 U.S. Government obligations, 0% to 7.25% due 11/01/01 to 11/15/30 with an aggregate market value at 08/31/01 of $277,763,687.
(o)Joint repurchase agreement entered into 08/31/01 with a maturing value of $1,000,411,111. Collateralized by $993,269,000 U.S. Government obligations, 0% to 9.50% due 09/05/01 to 11/15/30 with an aggregate market value at 08/31/01 of $1,020,001,779.
(p)Joint repurchase agreement entered into 08/31/01 with a maturing value of $1,500,616,667. Collateralized by $1,494,400,500 U.S. Government
   obligations, 0% to 9.50% due 09/01/01 to 10/01/37 with an aggregate market value at 08/31/01 of $1,530,000,260.
(q)Joint repurchase agreement entered into 08/31/01 with a maturing value of $500,205,000. Collateralized by $521,772,000 U.S. Government obligations, 0% due 09/04/01 to 08/15/02 with an aggregate market value at 08/31/01 of $510,002,338.
(r)Repurchase agreement entered into 08/31/01 with a maturing value of $150,061,333. Collateralized by $157,916,625 U.S. Government obligations, 0% to 7.45% due 09/06/01 to 04/15/30 with an aggregate market value at 08/31/01 of $153,000,630.

(s)Joint repurchase agreement entered into 08/31/01 with a maturing value of $1,500,615,000. Collateralized by $1,508,460,660 U.S. Government
   obligations, 5.50% to 11.00% due 12/01/02 to 06/01/37 with an aggregate market value at 08/31/01 of $1,532,116,721.
(t)Joint repurchase agreement entered into 08/31/01 with a maturing value of $500,205,556. Collateralized by $744,375,000 U.S. Government obligations, 0% to 8.12% due 11/15/03 to 10/03/22 with an aggregate market value at 08/31/01 of $515,968,024.
(u)Joint repurchase agreement entered into 08/31/01 with a maturing value of $500,202,778. Collateralized by $1,820,904,000 U.S. Government obligations, 0% due 11/15/14 to 11/15/27 with an aggregate market value at 08/31/01 of $510,000,431.
(v)Repurchase agreement entered into 08/31/01 with a maturing value of $75,030,667. Collateralized by $72,695,000 U.S. Government obligations, 5.80% to 5.88% due 09/30/02 to 09/02/08 with an aggregate market value at 08/31/01 of $76,501,216.
(w)Also represents cost for federal income tax purposes.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
August 31, 2001

Assets:

Investments, excluding repurchase agreements, at value (amortized cost)  $31,472,117,034
----------------------------------------------------------------------------------------
Repurchase agreements                                                      3,449,650,604
----------------------------------------------------------------------------------------
Interest receivable                                                           92,401,655
----------------------------------------------------------------------------------------
Investment for deferred compensation plan                                        179,122
----------------------------------------------------------------------------------------
Other assets                                                                      53,389
----------------------------------------------------------------------------------------
    Total assets                                                          35,014,401,804
----------------------------------------------------------------------------------------

Liabilities:

Payables for:
  Investments purchased                                                       50,068,225
----------------------------------------------------------------------------------------
  Dividends                                                                  111,861,990
----------------------------------------------------------------------------------------
  Deferred compensation plan                                                     179,122
----------------------------------------------------------------------------------------
Accrued distribution fees                                                        978,696
----------------------------------------------------------------------------------------
Accrued directors' fees                                                           20,910
----------------------------------------------------------------------------------------
Accrued transfer agent fees                                                    1,207,949
----------------------------------------------------------------------------------------
Accrued operating expenses                                                     1,879,191
----------------------------------------------------------------------------------------
    Total liabilities                                                        166,196,083
----------------------------------------------------------------------------------------
Net assets applicable to shares outstanding                              $34,848,205,721
----------------------------------------------------------------------------------------

Net Assets:

Institutional Class                                                      $26,772,307,963
----------------------------------------------------------------------------------------
Private Investment Class                                                 $ 1,289,478,600
----------------------------------------------------------------------------------------
Personal Investment Class                                                $    11,929,593
----------------------------------------------------------------------------------------
Cash Management Class                                                    $ 5,499,915,621
----------------------------------------------------------------------------------------
Reserve Class                                                            $     5,169,214
----------------------------------------------------------------------------------------
Resource Class                                                           $ 1,269,404,730
----------------------------------------------------------------------------------------

Capital stock, $0.001 par value per share:

Institutional Class                                                       26,771,107,602
----------------------------------------------------------------------------------------
Private Investment Class                                                   1,289,436,736
----------------------------------------------------------------------------------------
Personal Investment Class                                                     11,928,946
----------------------------------------------------------------------------------------
Cash Management Class                                                      5,499,670,771
----------------------------------------------------------------------------------------
Reserve Class                                                                  5,169,133
----------------------------------------------------------------------------------------
Resource Class                                                             1,269,365,495
----------------------------------------------------------------------------------------
Net asset value, offering and redemption price per share for all classes           $1.00
----------------------------------------------------------------------------------------

See Notes to Financial Statements.

STATEMENT OF OPERATIONS
For the year ended August 31, 2001

      Investment income:
      Interest                                             $1,818,345,370
      --------------------------------------------------------------------

      Expenses:

      Advisory fees                                            51,611,062
      --------------------------------------------------------------------
      Administrative services fees                              1,196,947
      --------------------------------------------------------------------
      Custodian fees                                            1,525,863
      --------------------------------------------------------------------
      Distribution fees:
       Private Investment Class                                 5,620,743
      --------------------------------------------------------------------
       Personal Investment Class                                  143,724
      --------------------------------------------------------------------
       Cash Management Class                                    5,421,338
      --------------------------------------------------------------------
       Reserve Class                                               25,619
      --------------------------------------------------------------------
       Resource Class                                           2,305,954
      --------------------------------------------------------------------
      Transfer agent fees                                       5,610,425
      --------------------------------------------------------------------
      Registration and filing fees                              4,515,811
      --------------------------------------------------------------------
      Directors' fees                                             110,516
      --------------------------------------------------------------------
      Other                                                       787,099
      --------------------------------------------------------------------
          Total expenses                                       78,875,101
      --------------------------------------------------------------------
      Less:Fees waived                                        (35,069,764)
      --------------------------------------------------------------------
          Net expenses                                         43,805,337
      --------------------------------------------------------------------
      Net investment income                                 1,774,540,033
      --------------------------------------------------------------------
      Net realized gain from investment securities              1,329,954
      --------------------------------------------------------------------
      Net increase in net assets resulting from operations $1,775,869,987
      --------------------------------------------------------------------


See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
For the years ended August 31, 2001 and 2000

                                                                   2001             2000
                                                              ---------------  ---------------
Operations:
  Net investment income                                       $ 1,774,540,033  $ 1,090,644,299
----------------------------------------------------------------------------------------------
  Net realized gain from investment securities                      1,329,954          154,297
----------------------------------------------------------------------------------------------
    Net increase in net assets resulting from operations        1,775,869,987    1,090,798,596
----------------------------------------------------------------------------------------------
Distributions to shareholders from net investment income:
  Institutional Class                                          (1,378,986,654)    (819,063,962)
----------------------------------------------------------------------------------------------
  Private Investment Class                                        (55,993,893)     (42,833,302)
----------------------------------------------------------------------------------------------
  Personal Investment Class                                          (928,046)        (381,558)
----------------------------------------------------------------------------------------------
  Cash Management Class                                          (280,619,189)    (179,752,801)
----------------------------------------------------------------------------------------------
  Reserve Class                                                      (112,523)         (31,155)
----------------------------------------------------------------------------------------------
  Resource Class                                                  (57,899,728)     (48,581,521)
----------------------------------------------------------------------------------------------
Share transactions - net:
  Institutional Class                                           9,418,251,261   12,810,951,839
----------------------------------------------------------------------------------------------
  Private Investment Class                                        337,156,023      686,248,372
----------------------------------------------------------------------------------------------
  Personal Investment Class                                        (2,250,390)      13,185,345
----------------------------------------------------------------------------------------------
  Cash Management Class                                         1,971,296,794    2,449,622,086
----------------------------------------------------------------------------------------------
  Reserve Class                                                     2,674,691        2,494,442
----------------------------------------------------------------------------------------------
  Resource Class                                                  166,866,497      795,729,159
----------------------------------------------------------------------------------------------
    Net increase in net assets                                 11,895,324,830   16,758,385,540
----------------------------------------------------------------------------------------------
Net assets:
  Beginning of year                                            22,952,880,891    6,194,495,351
----------------------------------------------------------------------------------------------
  End of year                                                 $34,848,205,721  $22,952,880,891
----------------------------------------------------------------------------------------------
Net assets consist of:
  Capital (par value and additional paid-in)                  $34,846,678,683  $22,952,683,807
----------------------------------------------------------------------------------------------
  Undistributed net realized gain from investment securities        1,527,038          197,084
----------------------------------------------------------------------------------------------
                                                              $34,848,205,721  $22,952,880,891
----------------------------------------------------------------------------------------------

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
August 31, 2001

Note 1 - Significant Accounting Policies

The Liquid Assets Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Co. (the "Company"). The Company is registered under the Investment Company Act of 1940, as amended, as an open-end series diversified management investment company. The Company is organized as a Maryland corporation consisting of two separate portfolios. The Fund currently consists of six different classes of shares: the Institutional Class, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity.
  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.Security Valuations - The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and thereafter, assumes a constant amortization to maturity of any discount or premiums.
B.Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and discounts on investments, is recorded on the accrual basis from settlement date.
C.Distributions - It is the policy of the Fund to declare dividends from net investment income daily and pay on the first business day of the following month.
D.Federal Income Taxes - The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
E.Expenses - Distribution expenses directly attributable to a class of shares are charged to that class' operations. All other expenses which are attributable to more than one class are allocated among the classes.

Note 2 - Advisory Fees and Other Transactions with Affiliates

The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.15% of the average daily net assets of the Fund. For the year ended August 31, 2001, AIM waived fees of $31,684,167.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended August 31, 2001, AIM was paid $1,196,947 for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended August 31, 2001, AFS was paid $4,438,946 for such services.
  Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Company, FMC acts as the exclusive distributor of the Fund's shares. The Company has adopted a master distribution plan ("the Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class of the Fund. The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, the Fund may pay a service fee of up to 0.25% of the average daily net assets of each class to selected banks, broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class or the Resource Class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. The Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the respective classes. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class and the Reserve Class equals the maximum annual rate of 0.30%, 0.50%, 0.08%, and 0.80%, respectively, of the average daily net assets attributable to such class. For the year ended August 31, 2001, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $3,372,446, $95,816, $4,337,070, $20,495 and
$2,305,954, respectively, as compensation under the Plan and FMC waived fees of $3,385,597.
  Certain officers and directors of the Company are officers and directors of AIM, FMC, and AFS.
  During the year ended August 31, 2001, the Fund paid legal fees of $49,039 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Directors. A member of that firm is a director of the Company.

Note 3 - Directors' Fees

Directors' fees represent remuneration paid to directors who are not an "interested person" of AIM. The Company invests directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

Note 4 - Capital Stock

Changes in capital stock during the years ended August 31, 2001 and 2000 were as follows:

                                                 2001                                 2000
                                 -----------------------------------  -----------------------------------
                                      Shares            Amount             Shares            Amount
                                 ----------------  -----------------  ----------------  -----------------
Sold:
    Institutional Class           399,509,142,238  $ 399,509,142,238   276,810,497,861  $ 276,810,497,861
-------------------------------------------------------------------------------------------------------
    Private Investment Class       12,233,301,324     12,233,301,324     9,480,135,664      9,480,135,664
-------------------------------------------------------------------------------------------------------
    Personal Investment Class         120,589,236        120,589,236        49,930,354         49,930,354
-------------------------------------------------------------------------------------------------------
    Cash Management Class          89,653,200,894     89,653,200,894    45,189,142,640     45,189,142,640
-------------------------------------------------------------------------------------------------------
    Reserve Class*                     30,335,661         30,335,661         9,708,124          9,708,124
-------------------------------------------------------------------------------------------------------
    Resource Class                  9,184,680,641      9,184,680,641     9,161,613,669      9,161,613,669
-------------------------------------------------------------------------------------------------------
Issued as reinvestment of dividends:
    Institutional Class               252,383,598        252,383,598       121,655,567        121,655,567
-------------------------------------------------------------------------------------------------------
    Private Investment Class           17,505,606         17,505,606         7,609,919          7,609,919
-------------------------------------------------------------------------------------------------------
    Personal Investment Class             696,703            696,703           236,684            236,684
-------------------------------------------------------------------------------------------------------
    Cash Management Class             199,465,681        199,465,681       108,025,697        108,025,697
-------------------------------------------------------------------------------------------------------
    Reserve Class*                         53,183             53,183             4,324              4,324
-------------------------------------------------------------------------------------------------------
    Resource Class                     55,351,835         55,351,835        42,938,412         42,938,412
-------------------------------------------------------------------------------------------------------
Reacquired:
    Institutional Class          (390,343,274,575)  (390,343,274,575) (264,121,201,589)  (264,121,201,589)
-------------------------------------------------------------------------------------------------------
    Private Investment Class      (11,913,650,907)   (11,913,650,907)   (8,801,497,211)    (8,801,497,211)
-------------------------------------------------------------------------------------------------------
    Personal Investment Class        (123,536,329)      (123,536,329)      (36,981,693)       (36,981,693)
-------------------------------------------------------------------------------------------------------
    Cash Management Class         (87,881,369,781)   (87,881,369,781)  (42,847,546,251)   (42,847,546,251)
-------------------------------------------------------------------------------------------------------
    Reserve Class*                    (27,714,153)       (27,714,153)       (7,218,006)        (7,218,006)
-------------------------------------------------------------------------------------------------------
    Resource Class                 (9,073,165,979)    (9,073,165,979)   (8,408,822,922)    (8,408,822,922)
-------------------------------------------------------------------------------------------------------
                                   11,893,994,876  $  11,893,994,876    16,758,231,243  $  16,758,231,243
-------------------------------------------------------------------------------------------------------

* The Reserve Class commenced sales on January 14, 2000.

Note 5 - Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                        Cash Management Class
                                                     ----------------------------------------------------------
                                                                        Year ended August 31,
                                                     ----------------------------------------------------------
                                                        2001             2000        1999       1998     1997
                                                     ----------       ----------  ----------  --------  -------
Net asset value, beginning of period                 $     1.00       $     1.00  $     1.00  $   1.00  $  1.00
----------------------------------------------------------------------------------------------------------------
Net investment income                                      0.05             0.06        0.05      0.06     0.05
----------------------------------------------------------------------------------------------------------------
Less distributions from net investment income             (0.05)           (0.06)      (0.05)    (0.06)   (0.05)
----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $     1.00       $     1.00  $     1.00  $   1.00  $  1.00
----------------------------------------------------------------------------------------------------------------
Total return                                               5.45%            6.04%       5.09%     5.66%    5.50%
----------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)             $5,499,916       $3,528,435  $1,078,777  $655,975  $83,487
----------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets:
    With fee waivers                                       0.18%/(a)/       0.17%       0.17%     0.16%    0.15%
----------------------------------------------------------------------------------------------------------------
    Without fee waivers                                    0.29%/(a)/       0.29%       0.28%     0.28%    0.28%
----------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets       5.11%/(a)/       5.96%       4.94%     5.51%    5.38%
----------------------------------------------------------------------------------------------------------------

(a)Ratios are based on average daily net assets of $5,421,337,983.

INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Shareholders
Short-Term Investments Co.:

  We have audited the accompanying statement of assets and liabilities of Liquid Assets Portfolio (a series portfolio of Short-Term Investments Co.), including the schedule of investments, as of August 31, 2001, and the related statement of operations, the statement of changes in net assets and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended August 31, 2000 and the financial highlights for each of the years or periods in the four-year period then ended have been audited by other auditors, whose report dated October 6, 2000 expressed an unqualified opinion on such financial statement and financial highlights.
  We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2001 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.
  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Liquid Assets Portfolio as of August 31, 2001, the results of its operations, the changes in its net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER

September 14, 2001
Philadelphia, Pennsylvania

                                    DIRECTORS
Frank S. Bayley                                                  Carl Frischling       Short-Term
Bruce L. Crockett                                               Robert H. Graham       Investments Co.
Owen Daly II                                                  Prema Mathai-Davis       (STIC)
Albert R. Dowden                                                Lewis F. Pennock
Edward K. Dunn, Jr.                                              Ruth H. Quigley
Jack M. Fields                                                    Louis S. Sklar
                                    OFFICERS
Robert H. Graham                                            Chairman & President
Gary T. Crum                                                  Sr. Vice President
Carol F. Relihan                                  Sr. Vice President & Secretary
Dana R. Sutton                                        Vice President & Treasurer
Melville B. Cox                                                   Vice President       Liquid Assets
Karen Dunn Kelley                                                 Vice President       Portfolio
Mary J. Benson                    Assistant Vice President & Assistant Treasurer       ---------------------------
Sheri Morris                      Assistant Vice President & Assistant Treasurer       Cash             ANNUAL
                                                                                       Management       REPORT
                               INVESTMENT ADVISOR                                      Class
                              A I M Advisors, Inc.
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173
                                  800-347-1919
                                                                                                    AUGUST 31, 2001
                                   DISTRIBUTOR
                             Fund Management Company
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173                                       [LOGO APPEARS HERE]
                                  800-659-1005                                         Fund Management Company

                                    CUSTODIAN
                              The Bank of New York
                        90 Washington Street, 11th Floor
                               New York, NY 10286

                              LEGAL COUNSEL TO FUND
                     Ballard Spahr Andrews & Ingersoll, LLP
                         1735 Market Street, 51st Floor
                           Philadelphia, PA 19103-7599

                           LEGAL COUNSEL TO DIRECTORS
                     Kramer, Levin, Naftalis & Frankel LLP
                                919 Third Avenue
                               New York, NY 10022

                                 TRANSFER AGENT
                            A I M Fund Services, Inc.
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173

                                    AUDITORS
                              Tait, Weller & Baker
                             Eight Penn Center Plaza
                             Philadelphia, PA 19103


This report may be distributed only to current shareholders or to persons who have received a current prospectus.

TRE-AR-1